J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan U.S. Dynamic Plus Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(Each a “Fund” and collectively the “Funds”)

Supplement dated September 3, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Changes to Investment Management Fees. Effective September 1, 2013 (the “Effective Date”), the investment management fees (“Management Fees”) for the Funds included in the chart below have been reduced as follows:

Fund Name	Prior Management Fee	New Management Fee
JPMorgan Intrepid America Fund	0.65%	0.40%
JPMorgan Intrepid Growth Fund	0.65	0.50
JPMorgan Intrepid Value Fund	0.65	0.40
JPMorgan U.S. Dynamic Plus Fund	1.25	1.00

In connection with these changes, the “Annual Fund Operating Expenses” and “Example” tables for the Funds are hereby replaced with the tables below.

JPMorgan Intrepid America Fund

The tables below replace the corresponding tables on page 21 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.37	0.38	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.12	0.13	0.12

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1,2]	1.03	1.54	0.78

1	As of September 1, 2013, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers have determined not to renew it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the table. Your actual costs may be higher or lower.

SUP-USEQ-913

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	625	836	1,064	1,718
CLASS C SHARES ($)	257	486	839	1,834
SELECT CLASS SHARES ($)	80	249	433	966

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	625	836	1,064	1,718
CLASS C SHARES ($)	157	486	839	1,834
SELECT CLASS SHARES ($)	80	249	433	966

The tables below replace the corresponding tables on page 13 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees[1]	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.37	0.17
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.12	0.12

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses[1,2]	1.28	0.58

1	As of September 1, 2013, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers have determined not to renew it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the table. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	130	406	702	1,545
CLASS R5 SHARES ($)	59	186	324	726

JPMorgan Intrepid Growth Fund

The tables below replace the corresponding tables on page 25 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.42	0.42
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17	0.17	0.17

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1,2]	1.18	1.68	0.93

1	As of September 1, 2013, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers have determined not to renew it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the table. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	639	880	1,140	1,882
CLASS C SHARES ($)	271	530	913	1,987
SELECT CLASS SHARES ($)	95	296	515	1,143

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	639	880	1,140	1,882
CLASS C SHARES ($)	171	530	913	1,987
SELECT CLASS SHARES ($)	95	296	515	1,143

The tables below replace the corresponding tables on page 17 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees[1]	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.41	0.22
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.16	0.17

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses[1,2]	1.42	0.73

1	As of September 1, 2013, the Fund’s advisory fee was reduced; therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers have determined not to renew it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the table. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	145	449	776	1,702
CLASS R5 SHARES ($)	75	223	406	906

JPMorgan Intrepid Value Fund

The tables below replace the corresponding tables on page 29 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.57	0.56	0.57
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.32	0.31	0.32

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1]	1.23	1.72	0.98
Fee Waivers and Expense Reimbursements[1,2]	(0.27)	(0.26)	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	0.96	1.46	0.81

1	As of September 1, 2013, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.95%, 1.45% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	869	1,140	1,912
CLASS C SHARES ($)	249	517	909	2,009
SELECT CLASS SHARES ($)	83	295	525	1,186

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	869	1,140	1,912
CLASS C SHARES ($)	149	517	909	2,009
SELECT CLASS SHARES ($)	83	295	525	1,186

The tables below replace the corresponding tables on page 21 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.58	0.38	0.32
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.33	0.33	0.32

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1]	1.49	0.79	0.73
Fee Waivers and Expense Reimbursements[1,2]	(0.28)	(0.18)	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.21	0.61	0.56

1	As of September 1, 2013, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20%, 0.60% and 0.55%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	123	444	787	1,756
CLASS R5 SHARES ($)	62	234	421	961
CLASS R6 SHARES ($)	57	216	389	890

JPMorgan U.S. Dynamic Plus Fund

The tables below replace the corresponding tables on page 41 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.04	1.04	1.03
Dividend Expenses on Short Sales	0.51	0.51	0.51
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.28	0.28	0.27

Acquired Fund Fees and Expenses	0.10	0.10	0.10

Total Annual Fund Operating Expenses[1]	2.39	2.89	2.13
Fee Waivers and Expense Reimbursements[1,2]	(0.48)	(0.48)	(0.47)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.91	2.41	1.66

1	As of September 1, 2013, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,188	1,692	3,074
CLASS C SHARES ($)	344	850	1,481	3,180
SELECT CLASS SHARES ($)	169	622	1,101	2,425

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,188	1,692	3,074
CLASS C SHARES ($)	244	850	1,481	3,180
SELECT CLASS SHARES ($)	169	622	1,101	2,425

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE